                       WILLIAMS CAPITAL LIQUID ASSETS FUND

                          SUPPLEMENT DATED MAY 18, 2005
           TO INSTITUTIONAL SHARES PROSPECTUS DATED FEBRUARY 27, 2005



THE PROSPECTUS IS HEREBY SUPPLEMENTED BY REPLACING THE WIRING INSTRUCTIONS AT THE END OF THE SECTION ENTITLED "SHAREHOLDER INFOMATION -- BY WIRE" ON PAGE 10:


                              The Bank of New York
                Account Name: Williams Capital Liquid Assets Fund
                           Account Number: 8900587962
                             ABA Number: 021-000-018
                   Ref: [Shareholder Name and Account Number]



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       WILLIAMS CAPITAL LIQUID ASSETS FUND

                          SUPPLEMENT DATED MAY 18, 2005
              TO SERVICE SHARES PROSPECTUS DATED FEBRUARY 27, 2005



THE PROSPECTUS IS HEREBY SUPPLEMENTED BY REPLACING THE WIRING INSTRUCTIONS AT THE END OF THE SECTION ENTITLED "SHAREHOLDER INFOMATION -- BY WIRE" ON PAGE 10:


                              The Bank of New York
                Account Name: Williams Capital Liquid Assets Fund
                           Account Number: 8900587962
                             ABA Number: 021-000-018
                   Ref: [Shareholder Name and Account Number]



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE